UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/11

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    PAUL KENDRIGAN
Address: 3 POST OFFICE SQUARE

         BOSTON, MA 02109

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     PAUL KENDRIGAN
Title:    CHIEF COMPLIANCE OFFICER
Phone:    617-423-5705
Signature, Place, and Date of Signing:

   PAUL KENDRIGAN  BOSTON, MA    July 21, 2011


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:      85

Form 13F Information Table Entry Total:       $289,104



List of Other Included Managers:

NONE


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								      FORM 13F INFORMATION TABLE
								VALUE  	 SHARES/	SH/	PUT/	INVSTMT	 OTHER	            VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(x$1000) PRN AMT	PRN	CALL	DSCRETN	MANAGERS	 SOLE	 SHARED	 NONE
------------------------------  --------------	---------	-------- -------	---	----	-------	---------	 -----	 -----	 --
3M CO				Com		88579y101	 362 	 3,820 		SH		Sole	 		 3,820
ABBOTT LABS			Com		002824100	 447 	 8,501 		SH		Sole	 		 8,501
ACCENTURE PLC CL A		Com		g1151c101	 6,042 	 100,005 	SH		Sole			 100,005
AIR PRODUCTS & CHEMICALS INC	Com		009158106	 669 	 7,003 		SH		Sole			 7,003
APACHE CORP			Com		037411105	 5,815 	 47,123 	SH		Sole			 47,123
AT&T INC			Com		00206r102	 6,076 	 193,433 	SH		Sole			 193,433
AUTOMATIC DATA PROCESSING INC	Com		053015103	 687 	 13,041 	SH		Sole			 13,041
AUTOMATIC DATA PROCESSING INC	Com		053015103	 5 	 100		SH		Defined			 100
BANK OF NOVA SCOTIA HALIFAX	Com		064149107	 361 	 6,000 		SH		Sole			 6,000
BAXTER INTL INC			Com		071813109	 5,024 	 84,171 	SH		Sole			 84,171
BECTON DICKINSON		Com		075887109	 4,262 	 49,455 	SH		Sole			 49,455
BIOGEN IDEC INC			Com		09062x103	 502 	 4,692 		SH		Sole			 4,692
BOEING CO			Com		097023105	 296 	 4,000 		SH		Sole			 4,000
BRISTOL MYERS SQUIBB CO		Com		110122108	 530 	 18,311 	SH		Sole			 18,311
BROADCOM CORP			Com		111320107	 1,852 	 55,055 	SH		Sole			 55,055
CANADIAN NATIONAL RAILWAY CO	Com		136375102	 206 	 2,580 		SH		Sole			 2,580
CENOVUS ENERGY INC		Com		15135u109	 346 	 9,200 		SH		Sole			 9,200
CHEVRON CORPORATION		Com		166764100	 1,069 	 10,396 	SH		Sole	 		 10,396
CHEVRON CORPORATION		Com		166764100	 83 	 810		SH		Defined	 		 810
CISCO SYSTEMS INC		Com		17275r102	 3,349 	 214,532 	SH		Sole			 214,532
CITRIX SYSTEMS INC		Com		177376100	 6,478 	 80,973 	SH		Sole	 		 80,973
COCA COLA CO			Com		191216100	 6,216 	 92,381 	SH		Sole			 92,381
COGNIZANT TECHNOLOGY SOLUTIONS  Com		192446102	 6,770 	 92,307 	SH		Sole			 92,307
COOPER INDUSTRIES PLC		Com		g24140108	 6,661 	 111,628 	SH		Sole			 111,628
DOW CHEMICAL COMPANY		Com		260543103	 422 	 11,727 	SH		Sole			 11,727
DU PONT E I DE NEMOURS & CO	Com		263534109	 296 	 5,476 		SH		Sole			 5,476
EDWARDS LIFESCIENCES CORP	Com		28176e108	 275 	 3,150 		SH		Sole			 3,150
EMERSON ELEC CO			Com		291011104	 4,313 	 76,674 	SH		Sole			 76,674
EOG RES INC			Com		26875p101	 3,990 	 38,160 	SH		Sole			 38,160
EXXONMOBIL CORP			Com		30231g102	 20,750  254,977 	SH		Sole			 254,977
EXXONMOBIL CORP			Com		30231g102	 65 	 800		SH		Defined			 800
FLAMEL TECHNOLOGIES SA SPONS A  Com		338488109	 59 	 11,000 	SH		Sole			 11,000
FREEPORT-MCMORAN COPPER AND GLD Com		35671d857	 2,750 	 51,992 	SH		Sole			 51,992
GENERAL ELECTRIC CORP		Com		369604103	 7,344 	 389,417 	SH		Sole			 389,417
GENERAL ELECTRIC CORP		Com		369604103	 18 	 970		SH		Defined			 970
GENUINE PARTS CO		Com		372460105	 4,287 	 78,804 	SH		Sole			 78,804
HEINZ H J CO			Com		423074103	 610 	 11,445 	SH		Sole			 11,445
HEWLETT PACKARD CO		Com		428236103	 4,084 	 112,208 	SH		Sole			 112,208
HEXCEL CORP			Com		428291108	 3,947 	 180,309 	SH		Sole			 180,309
INTEL CORP			Com		458140100	 861 	 38,850 	SH		Sole			 38,850
INTL. BUSINESS MACHINES CORP	Com		459200101	 6,461 	 37,660 	SH		Sole			 37,660
ISHARES DJ INTL EPAC SELECT DIV Com		464288448	 5,451 	 153,079 	SH		Sole			 153,079
ISHARES KLD 400 SOC SM IND F	Com		464288570	 778 	 15,890 	SH		Sole			 15,890
ISHARES MSCI EMERGING MKT IN	Com		464287234	 8,463 	 177,802 	SH		Sole			 177,802
ISHARES MSCI PACIFIC EX-JAPAN 	Com		464286665	 8,187 	 171,970 	SH		Sole			 171,970
ISHARES S&P 1500 INDEX FUND	Com		464287150	 3,331 	 55,220 	SH		Sole			 55,220
ISHARES S&P 400 MIDCAP INDEX FD	Com		464287507	 438 	 4,480 		SH		Sole	 		 4,480
JARDINE MATHESON UNSPONS ADR	Com		471115402	 402 	 7,015 		SH		Sole			 7,015
JOHNSON & JOHNSON		Com		478160104	 10,378  156,017 	SH		Sole	 		 156,017
JOHNSON CONTROLS INC		Com		478366107	 6,341 	 152,217 	SH		Sole	 		 152,217
JP MORGAN CHASE & CO		Com		46625h100	 5,665 	 138,362 	SH		Sole	 		 138,362
MCDONALDS CORP			Com		580135101	 302 	 3,580	 	SH		Sole	 		 3,580
MICROSOFT CORP			Com		594918104	 6,947 	 267,204 	SH		Sole	    		 267,204
NESTLE SA SPONS ADR		Com		641069406	 5,144 	 82,464 	SH		Sole	 		 82,464
NEXTERA ENERGY INC		Com		65339f101	 4,983 	 86,718 	SH		Sole			 86,718
PEPSICO INC			Com		713448108	 7,738 	 109,866 	SH		Sole			 109,866
PEPSICO INC			Com		713448108	 7 	 100		SH		Defined			 100
PFIZER INC			Com		717081103	 526 	 25,514 	SH		Sole			 25,514
PFIZER INC			Com		717081103	 41 	 1992		SH		Defined			 1992
PPG INDUSTRIES INC		Com		693506107	 272 	 3,000 		SH		Sole	 		 3,000
PRAXAIR INC			Com		74005p104	 6,013 	 55,471 	SH		Sole			 55,471
PROCTER & GAMBLE CO		Com		742718109	 19,667  309,381 	SH		Sole			 309,381
QUALCOMM INC			Com		747525103	 340 	 5,989 		SH		Sole			 5,989
ROYAL BANK OF CANADA		Com		780087102	 319 	 5,600 		SH		Sole			 5,600
SCHLUMBERGER LTD		Com		806857108	 6,905 	 79,917 	SH		Sole			 79,917
STAPLES INC			Com		855030102	 4,053 	 256,512 	SH		Sole			 256,512
STATE STREET CORP		Com		857477103	 511 	 11,326 	SH		Sole			 11,326
STRYKER CORPORATION		Com		863667101	 354 	 6,035 		SH		Sole			 6,035
TEVA PHARMACEUTICAL INDS SPONS	Com		881624209	 4,031 	 83,586 	SH		Sole			 83,586
THE TOCQUEVILLE GOLD FUND	Com		888894862	 257 	 3,149 		SH		Sole			 3,149
THERMO FISHER SCIENTIFIC INC	Com		883556102	 4,164 	 64,669 	SH		Sole			 64,669
TRAVELERS COMPANIES INC		Com		89417e109	 4,558 	 78,083 	SH		Sole			 78,083
UNION PAC CORP			Com		907818108	 4,503 	 43,136 	SH		Sole			 43,136
UNITED TECHNOLOGIES CORP	Com		913017109	 6,566 	 74,181 	SH		Sole			 74,181
US BANCORP NEW			Com		902973304	 5,126 	 200,939 	SH		Sole			 200,939
VANGUARD DIVIDEND APPREC ETF	Com		921908844	 2,245 	 40,092 	SH		Sole			 40,092
VANGUARD EMRG MK STK INDX-IV	Com		922042304	 276 	 9,022 		SH		Sole			 9,022
VERIZON COMMUNICATIONS		Com		92343v104	 6,011 	 161,468 	SH		Sole			 161,468
WALGREEN CO			Com		931422109	 281 	 6,625 		SH		Sole			 6,625
WASTE MANAGEMENT INC		Com		94106l109	 4,684 	 125,665 	SH		Sole			 125,665
WELLS FARGO & CO		Com		949746101	 476 	 16,965 	SH		Sole			 16,965
WEYERHAEUSER CO			Com		962166104	 439 	 20,067 	SH		Sole			 20,067
WOOLWORTHS LIMITED		Com		6981239	 	 205 	 6,890 		SH		Sole			 6,890
YUM BRANDS INC			Com		988498101	 6,871 	 124,383 	SH		Sole			 124,383

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